Deposits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Interest expense for time deposits	$ 626,000	$ 671,000	$ 754,000